Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 36.9	$ 61.5
Interest payable	14.1	14.1
Accruals	74.9	73.1
Current portion of obligation	42.6	75.7
Current portion of reclamation and closure cost obligations	1.6	0.8
Current portion of derivative liabilities	5.3	1.1
Current portion of lease liabilities	0.7	2.6
Total trade and other payables	196.1	229.0
New Afton free cash flow interest other liabilities
Disclosure of detailed information about financial instruments [line items]
Current portion of obligation	20.0	0.0
New Afton free cash flow interest obligation
Disclosure of detailed information about financial instruments [line items]
Current portion of obligation	0.0	42.7
Rainy River gold stream obligation
Disclosure of detailed information about financial instruments [line items]
Current portion of obligation	$ 42.6	$ 33.1